UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND January 31, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 97.56%

Aerospace 1.15%
Alliant Techsystems Inc.*	208,000	$22,017
Curtiss-Wright Corp.	145,000	6,046
Moog Inc. Class A*	159,300	7,334
Total		35,397

Air Transportation 0.07%
Bristow Group Inc.*	45,000	2,266

Auto Components 2.19%
Gentex Corp.	580,000	9,199
Oshkosh Truck Corp.	1,269,300	58,083
Total		67,282

Auto Parts: Original Equipment 1.10%
American Axle & Manufacturing
Holdings, Inc.	151,400	3,293
Autoliv, Inc.	570,000	28,471
Tenneco Inc.*	70,000	1,853
Total		33,617

Banks 3.11%
Commerce Bancshares, Inc.	295,815	13,137
Cullen/Frost Bankers, Inc.	1,260,000	68,595
PNC Financial Services Group, Inc.	210,000	13,780
Total		95,512

Beverage: Distillers 0.46%
Brown-Forman Corp.	224,400	14,133

Beverage: Soft Drinks 2.82%
Coca-Cola Co. (The)	665,400	39,372
Coca-Cola Enterprises Inc.	849,000	19,586
PepsiCo, Inc.	404,300	27,569
Total		86,527

Biotechnology Research & Production 1.59%
Amgen Inc.*	1,045,000	48,687

Chemicals 4.36%
Albemarle Corp.	50,700	1,838
Cabot Corp.	302,400	8,990
Cytec Industries, Inc.	832,463	47,126
Dow Chemical Co. (The)	425,000	16,431
Eastman Chemical Co.	176,300	11,648
Hercules, Inc.	400,000	7,012
Praxair, Inc.	229,500	18,569
Rohm & Haas Co.	413,600	22,066
Total		133,680

Communications Technology 4.46%
Anixter International Inc.*	650,000	45,539
Cisco Systems, Inc.*	690,000	16,905
Corning Inc.	2,490,000	59,934
McAfee, Inc.*	425,900	14,336
Total		136,714

Computer Technology 0.56%
Zebra Technologies Corp. Class A*	555,548	17,061

Consumer Products 0.27%
International Flavors & Fragrances Inc.	191,600	8,164

Containers & Packaging: Metal & Glass 0.61%
AptarGroup, Inc.	496,400	18,724

Containers & Packaging: Paper & Plastic 1.94%
Pactiv Corp.*	1,289,000	36,878
Sonoco Products Co.	735,000	22,682
Total		59,560

Diversified Financial Services 2.38%
Bank of New York Mellon Corp.	1,565,051	72,978

Diversified Manufacturing 2.01%
Ball Corp.	435,370	19,979
Hexcel Corp.*	395,900	8,643
Ingersoll-Rand Co., Ltd. Class A (Bermuda)(a)	230,000	9,090
Olin Corp.	1,170,000	23,973
Total		61,685

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND January 31, 2008

		Value
Investments	Shares	(000)
Drug & Grocery Store Chains 1.24%
Kroger Co. (The)	1,496,600	$38,088

Drugs & Pharmaceuticals 9.21%
Abbott Laboratories	1,690,000	95,147
Eli Lilly & Co.	915,200	47,151
Mylan Inc.	2,251,740	33,574
Onyx Pharmaceuticals, Inc.*	370,700	17,619
Schering-Plough Corp.	2,625,000	51,371
Teva Pharmaceutical Industries Ltd. ADR	820,000	37,753
Total		282,615

Electrical Equipment & Components 1.25%
AMETEK, Inc.	253,150	11,149
Emerson Electric Co.	533,992	27,148
Total		38,297

Electronics: Technology 1.62%
General Dynamics Corp.	590,000	49,831

Engineering & Contracting Services 0.31%
URS Corp.*	215,000	9,438

Financial: Miscellaneous 2.71%
Berkshire Hathaway Inc. Class B*	18,250	83,038

Foods 0.68%
Smithfield Foods, Inc.*	747,800	20,826

Gold 2.45%
Barrick Gold Corp. (Canada)(a)	1,462,200	75,289

Healthcare Facilities 2.22%
DaVita Inc.*	830,000	44,281
Quest Diagnostics Inc.	483,100	23,826
Total		68,107

Identification Control & Filter Devices 1.38%
IDEX Corp.	736,500	23,001
Parker Hannifin Corp.	285,000	19,269
Total		42,270

Insurance: Multi-Line 2.45%
AON Corp.	905,000	39,385
Hartford Financial Group, Inc. (The)	445,000	35,943
Total		75,328

Insurance: Property-Casualty 1.84%
Chubb Corp. (The)	550,000	28,484
HCC Insurance Holdings, Inc.	665,000	18,527
W.R. Berkley Corp.	315,000	9,532
Total		56,543

Machinery: Industrial/Specialty 0.63%
Kennametal, Inc.	635,000	19,450

Machinery: Oil Well Equipment & Services 1.62%
CARBO Ceramics Inc.	189,197	6,499
Exterran Holdings, Inc.*	60,500	3,947
Halliburton Co.	915,000	30,350
Superior Energy Services, Inc.*	221,500	8,880
Total		49,676

Medical & Dental Instruments & Supplies 0.19%
Patterson Companies, Inc.*	183,330	5,874

Metal Fabricating 1.77%
Quanex Corp.	1,037,362	54,368

Milling: Fruit & Grain Processing 1.46%
Archer Daniels Midland Co.	1,020,300	44,944

Miscellaneous: Consumer Staples 0.43%
Diageo plc ADR	163,600	13,204

Miscellaneous: Materials & Processing 0.11%
Rogers Corp.*	110,000	3,433

Multi-Sector Companies 7.38%
Carlisle Cos., Inc.	1,755,000	58,442
Eaton Corp.	216,300	17,901
General Electric Co.	3,010,000	106,584

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND January 31, 2008

		Value
Investments	Shares	(000)
Multi-Sector Companies (continued)
Honeywell International, Inc.	446,100	$26,351
ITT Corp.	175,000	10,400
Teleflex Inc.	111,011	6,563
Total		226,241

Oil: Crude Producers 2.51%
Apache Corp.	96,500	9,210
Chesapeake Energy Corp.	811,200	30,201
Forest Oil Corp.*	265,000	11,983
Range Resources Corp.	490,054	25,591
Total		76,985

Oil: Integrated Domestic 0.57%
EnCana Corp. (Canada)(a)	264,300	17,499

Oil: Integrated International 3.82%
Chevron Corp.	92,300	7,799
ExxonMobil Corp.	1,265,112	109,306
Total		117,105

Publishing: Miscellaneous 0.71%
Meredith Corp.	213,000	10,009
R.R. Donnelley & Sons Co.	335,000	11,688
Total		21,697

Railroads 1.14%
Burlington Northern Santa Fe Corp.	405,000	35,041

Rental & Leasing Services: Commercial 0.59%
GATX Financial Corp.	477,725	17,962

Retail 3.59%
AnnTaylor Stores Corp.*	143,600	3,612
Costco Wholesale Corp.	674,200	45,805
Kohl’s Corp.*	675,000	30,807
Macy’s, Inc.	589,013	16,280
Target Corp.	243,000	13,506
Total		110,010

Scientific Equipment & Supplies 1.15%
Applera Corp. Tracking Stock	1,115,000	35,156

Soaps & Household Chemicals 0.98%
Procter & Gamble Co. (The)	455,050	30,011

Steel 0.89%
Carpenter Technology Corp.	443,540	27,340

Textiles Apparel Manufacturers 0.66%
VF Corp.	260,000	20,116

Truckers 0.42%
Heartland Express, Inc.	789,641	12,832

Utilities: Electrical 3.03%
CMS Energy Corp.	730,000	11,439
PG&E Corp.	320,000	13,133
Southern Co. (The)	1,200,000	43,620
Wisconsin Energy Corp.	541,000	24,632
Total		92,824

Utilities: Gas Distributors 3.21%
AGL Resources Inc.	590,000	22,332
Nicor Inc.	290,000	11,890
Spectra Energy Corp.	1,410,000	32,204
UGI Corp.	1,200,000	31,944
Total		98,370

Utilities: Gas Pipelines 0.70%
El Paso Corp.	1,300,033	21,425

Utilities: Telecommunications 3.56%
AT&T Inc.	2,609,670	100,446
Verizon Communications, Inc.	225,100	8,743
Total		109,189

Total Common Stocks (cost $2,747,065,946)		2,992,409

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND January 31, 2008

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.83%

Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $14,240,000 of Federal Home Loan Mortgage Corp. at 3.90% due 12/30/2008 and $42,660,000 of Federal National Mortgage Assoc. at 3.90% due 12/30/2008; value: $57,298,907; proceeds: $56,176,670 (cost $56,173,065)	$56,173	$56,173

Total Investments in Securities 99.39% (cost $2,803,239,011)		3,048,582
Other Assets in Excess of Liabilities 0.61%		18,812
Net Assets 100.00%		$3,067,394

ADR	American Depositary Receipt.

Tracking Stock A security issued by a parent company that tracks the performance of a particular division.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND  January 31, 2008

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 98.92%

Lord Abbett Developing Growth Fund, Inc. - Class I*(a)	5,436,262	$98,722

Lord Abbett Securities Trust - International Opportunities Fund - Class I(b)	7,214,438	100,064

Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(b)	3,576,486	49,248

Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(b)	2,192,585	51,898

Lord Abbett Blend Trust - Small Cap Blend Fund - Class I*(c)	3,392,807	52,487

Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(b)	3,701,801	102,133

Lord Abbett Securities Trust - Value Opportunities Fund - Class I(b)	4,136,075	51,081

Total Investments in Underlying Funds (cost $519,641,720)		$505,633

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.35%

Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $1,660,000 of Federal Home Loan Mortgage Corp. at 6.625% due 9/15/2009; value: $1,796,950; proceeds: $1,760,652 (cost $1,760,539)	$1,761	1,761

Total Investments in Securities 99.27% (cost $521,402,259)		507,394
Other Assets in Excess of Liabilities 0.73%		3,742
Net Assets 100.00%		$511,136

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(b)	Fund investment objective is long-term capital appreciation.
(c)	Fund investment objective is long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 94.21%

Australia 1.50%
Boart Longyear Group*	4,558,140	$8,156
Sonic Healthcare Ltd.	947,678	14,000
Total		22,156

Belgium 2.36%
Delhaize Group	252,146	19,306
KBC Group N.V.	122,460	15,634
Total		34,940

Brazil 1.37%
Edp-Energias Do Brasil S.A.	534,200	7,137
Rossi Residencial S.A.	131,100	2,787
Souza Cruz S.A.	373,200	10,290
Total		20,214

Canada 3.47%
Addax Petroleum Corp.	722,744	29,103
Equinox Minerals Ltd.*	2,525,000	11,342
Teck Cominco Ltd. Class B	333,285	10,881
Total		51,326

China 1.01%
Guangzhou R&F Properties Co. Ltd.	1,422,800	3,766
Yanzhou Coal Mining Co., Ltd.	6,628,000	11,183
Total		14,949

Egypt 1.20%
Orascom Telecom Holdings (S.A.E.) GDR	238,700	17,818

France 8.06%
AXA	362,881	12,464
BNP Paribas S.A.	277,370	27,514
Casino Guichard-Perrachon S.A.	217,913	24,107
Schneider Electric S.A.	85,647	9,907
Suez	366,068	22,423
Vivendi	564,756	22,757
Total		119,172

Germany 11.54%
Bayerische Motoren Werke AG	276,168	15,165
Deutsche Telekom AG Registered Shares	1,058,452	21,681
E. On AG	114,084	21,009
Fresenius Medical Care AG & Co KGaA	639,074	32,880
Henkel KGaA	509,624	21,330
Linde AG	192,128	25,070
Merck KGaA	101,697	12,577
Siemens AG	82,021	10,573
Symrise GmbH & Co. AG*	417,825	10,404
Total		170,689

Greece 3.63%
Folli-Follie S.A.	75,452	2,351
Hellenic Telecommunications Organization S.A.	343,356	10,670
National Bank of Greece S.A.	665,824	40,695
Total		53,716

Hong Kong 2.55%
BOC Hong Kong (Holdings) Ltd.	7,743,500	19,361
China Unicom Ltd.	1,950,900	4,477
Galaxy Entertainment Group Ltd.*	14,445,000	10,899
REXCAPITAL Financial Holdings Ltd.*	23,475,000	3,054
Total		37,791

India 0.96%
Tata Consultancy Services Ltd.	634,693	14,195

Indonesia 1.26%
PT Indosat tbk	24,031,500	18,680

Italy 4.20%
Enel S.p.A.	1,701,750	18,902
Finmeccanica SpA	657,904	19,664
Telecom Italia S.p.A.	7,742,283	23,516
Total		62,082

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
Japan 12.10%
Capcom Co. Ltd.	326,300	$7,938
Don Quijote Co., Ltd.	393,400	6,950
East Japan Railway Co.	2,821	23,476
Nintendo Co. Ltd.	27,114	13,711
Nippon Commercial Investment REIT	5,152	22,151
Nippon Telegraph & Telephone Corp.	2,402	11,431
NSK Ltd.	418,000	3,688
NTT DoCoMo, Inc.	14,324	22,645
Ricoh Co., Ltd.	812,800	12,797
Sumitomo Corp.	1,195,100	16,701
Tokyo Tatemono Co., Ltd.	1,880,000	15,996
Yamada Denki Co., Ltd.	200,170	21,440
Total		178,924

Mexico 1.01%
Desarrolladora Homex, S.A. de C.V. ADR*	273,100	15,001

Netherlands 1.39%
ING Groep N.V. CVA	400,056	13,035
Koninklijke Ahold N.V.	574,798	7,532
Total		20,567

Norway 2.01%
Electromagnetic Geo Services AS*	714,950	4,313
Petroleum Geo-Services ASA	1,175,080	25,411
Total		29,724

Philippines 0.54%
Manila Electric Co.	3,975,600	8,040

Portugal 1.10%
Energias De Portugal S.A.	2,541,825	16,220

South Africa 2.65%
Impala Platinum Holdings Ltd.	736,615	27,990
MTN Group Ltd.	699,226	11,159
Total		39,149

South Korea 2.61%
Kookmin Bank	247,926	16,308
Pusan Bank	325,730	4,475
Samsung Electronics Co., Ltd.	27,919	17,787
Total		38,570

Switzerland 6.23%
Credit Suisse Group	133,508	7,602
Julius Baer Holding AG Registerd Shares	303,884	21,346
Lonza Group AG	102,673	13,177
Nestle S.A. Registered Shares	61,769	27,654
Roche Holding Ltd. AG	123,605	22,443
Total		92,222

Taiwan 1.31%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	2,091,218	19,406

United Kingdom 20.15%
Aegis Group plc	4,857,382	10,903
Aviva plc	648,072	8,130
BAE Systems plc	3,742,050	34,860
BlueBay Asset Management plc	765,146	4,080
British American Tobacco plc	530,836	19,016
Diageo plc	1,348,757	27,226
easyJet plc*	1,128,089	10,570
National Grid plc	1,672,012	25,846
Prudential plc	1,571,511	20,146
Reckitt Benckiser plc	231,995	12,152
Reed Elsevier plc	1,656,997	20,015
SABMiller plc	980,520	21,214
Scottish & Newcastle plc	1,211,663	18,947
Shire plc	491,212	8,802
Tesco plc	1,286,750	10,757
Tullow Oil plc	1,164,842	13,957
Vodafone Group plc	8,993,225	31,461
Total		298,082

Total Common Stocks (cost $1,405,621,942)		1,393,633

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2008

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.83%

Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $35,890,000 of Federal Home Loan Mortgage Corp. at 5.625% due 3/15/2011 and $33,205,000 of Federal National Mortgage Assoc. at 3.625% due 2/12/2013; value: $72,819,768; proceeds: $71,391,629 (cost $71,387,048)	$71,387	$71,387

Total Investments in Securities 99.04% (cost $1,477,008,990)		1,465,020
Foreign Cash and Other Assets in Excess of Liabilities 0.96%		14,242
Net Assets 100.00%		$1,479,262

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
*	Non-income producing security.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 92.67%

Australia 3.64%
Boart Longyear Group*	1,971,177	$3,527
Newcrest Mining Ltd.	173,050	5,478
Zinifex Ltd.	378,699	3,585
Total		12,590

Brazil 0.78%
Souza Cruz S.A.	97,400	2,685

Canada 3.84%
Addax Petroleum Corp.	131,846	5,309
Equinox Minerals Ltd.*	790,100	3,549
High River Gold Mines Ltd.*	1,529,794	4,403
OPTI Canada Inc.*	89	2
Total		13,263

China 1.13%
Celestial NutriFoods Ltd.	1,497,584	672
Guangzhou R&F Properties Co., Ltd.	466,410	1,235
Sino-Ocean Land Holdings Ltd.*	2,108,500	2,001
Total		3,908

Egypt 3.89%
Ghabbour Auto*	765,856	8,465
Orascom Hotels & Development	349,517	4,965
Total		13,430

France 4.84%
CGG Veritas*	27,399	6,409
Gemalto N.V.*	127,933	3,420
Neopost S.A.	68,053	6,912
Total		16,741

Germany 9.69%
Arques Industries AG	135,200	3,007
Fresenius Medical Care AG & Co. KGaA ADR	149,900	7,726
Hamburger Hafen und Logistik AG*	48,484	3,582
KUKA AG*	51,115	1,623
Qimonda AG ADR*	123,400	848
Rheinmetall AG	82,947	5,933
Symrise GmbH & Co. AG*	220,893	5,500
Tognum AG	150,221	3,713
Wacker Chemie AG	7,116	1,549
Total		33,481

Greece 6.36%
Folli-Follie S.A.	88,223	2,749
Hellenic Telecommunications
Organization S.A.	105,867	3,290
Intralot S.A.	298,496	5,036
Jumbo S.A.	62,534	1,972
OPAP S.A.	126,217	4,409
Piraeus Bank S.A.	141,241	4,539
Total		21,995

Hong Kong 8.25%
China Infrastructure Machinery
Holdings Ltd.	3,746,000	5,397
China Security & Surveillance
Technology, Inc.*	80,457	1,273
Dore Holdings Ltd.	20,848,000	3,365
Galaxy Entertainment Group Ltd.*	4,318,000	3,258
Lee & Man Paper Manufacturing Ltd.	2,070,400	4,623
Playmates Holdings Ltd.	1,693,800	1,086
Playmates Toys Ltd.*	1,693,800	188
REXCAPITAL Financial Holdings Ltd.*	71,575,000	9,311
Total		28,501

Ireland 1.59%
Dragon Oil plc*	236,998	1,830
FBD Holdings plc	69,031	2,930
Waterford Wedgwood plc Unit*	24,347,187	724
Total		5,484

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
Italy 5.80%
Azimut Holding S.p.A.	312,241	$3,706
Davide Campari-Milano S.p.A.	900,656	7,433
Hera S.p.A.	2,122,795	8,904
Total		20,043

Japan 13.50%
Capcom Co. Ltd.	188,400	4,583
Elpida Memory, Inc.*	125,600	4,503
FP Corp.	164,700	5,102
kabu.com Securities Co., Ltd.	3,088	3,506
Nabtesco Corp.	358,088	4,394
Nippon Commercial Investment
Corp. REIT	1,919	8,251
Nitori Co., Ltd.	108,300	5,706
Okinawa Cellular Telephone Co.	2,168	4,111
SUMCO Corp.	58,700	1,301
Tokuyama Corp.	296,900	2,125
ZEON Corp.	513,000	3,095
Total		46,677

Mexico 1.50%
Desarrolladora Homex S.A. de C.V. ADR*	94,500	5,191

Netherlands 0.74%
Draka Holding N.V.	95,292	2,554

Norway 3.14%
Electromagnetic Geo Services AS*	113,768	686
Petroleum Geo Services ASA	232,580	5,030
Songa Offshore ASA*	402,138	5,142
Total		10,858

Philippines 1.51%
Ayala Corp.	157,124	1,860
Megaworld Corp.	38,625,000	2,719
Metropolitan Bank & Trust Co.	621,200	628
Total		5,207

South Korea 0.52%
Hynix Semiconductor Inc.*	63,940	1,790

Spain 5.33%
Enagas, S.A.	328,040	9,047
Prosegur Compania de Seguridad S.A.	264,391	9,394
Total		18,441

Sweden 3.41%
Getinge AB Class B	289,700	6,799
KappAhl Holding AB	224,235	1,689
Oriflame Cosmetics S.A.	59,932	3,290
Total		11,778

Taiwan 0.96%
Acer Inc.	1,476,825	2,317
Powerchip Semiconductor Corp.	2,420,000	1,000
Total		3,317

Thailand 1.35%
Bangkok Bank PCL	1,249,949	4,660

Turkey 1.44%
Hurriyet Gazetecilik ve Matbaa*	1,272,993	3,466
Turkiye Is Bankasi A.S.
Isbank Registered Shares GDR	295,680	1,502
Total		4,968

United Kingdom 9.46%
BlueBay Asset Management plc	429,823	2,292
Burberry Group plc	263,212	2,296
Ceres Power Holdings plc*	501,758	2,565
Intertek Group plc	437,825	7,674
Kingfisher plc	606,536	1,772
Max Petroleum plc*	1,908,413	2,123
New Britain Palm Oil Ltd.	251,687	2,215
Punch Taverns plc	544,223	7,622
Southern Cross Healthcare Ltd.	586,666	4,137
Total		32,696

Total Common Stocks (cost $347,949,034)		320,258

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2008

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.76%

Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $20,195,000 of Federal Home Loan Bank at 4.33% due 7/10/2009; value: $20,287,493; proceeds: $19,886,984 (cost $19,885,708)	$19,886	$19,886

Total Investments in Securities 98.43% (cost $367,834,742)		340,144
Foreign Cash and Other Assets in Excess of Liabilities 1.57%		5,442
Net Assets 100.00%		$345,586

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
Unit	More than one class of securities traded together.
*	Non-income producing security.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND January 31, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 96.95%

Agriculture, Fishing & Ranching 1.50%
Monsanto Co.	7,182	$808

Air Transportation 1.13%
Delta Air Lines, Inc.*	36,300	611

Banks 7.86%
Bank of America Corp.	5,770	256
JPMorgan Chase & Co.	33,360	1,586
PNC Financial Services Group, Inc. (The)	8,690	570
SunTrust Banks, Inc.	10,230	705
U.S. Bancorp	6,300	214
Wells Fargo & Co.	26,690	908
Total		4,239

Beverage: Soft Drinks 3.58%
Coca-Cola Co. (The)	15,200	899
Coca-Cola Enterprises, Inc.	44,750	1,033
Total		1,932

Biotechnology Research & Production 0.88%
Amgen Inc.*	10,210	476

Chemicals 0.69%
Praxair, Inc.	4,584	371

Coal 0.49%
Peabody Energy Corp.	4,950	267

Communications & Media 0.65%
Time Warner Inc.	22,290	351

Communications Technology 1.40%
Corning, Inc.	9,060	218
QUALCOMM Inc.	12,640	536
Total		754

Computer Services, Software & Systems 3.46%
Microsoft Corp.	29,570	964
Oracle Corp.*	43,860	901
Total		1,865

Computer Technology 3.55%
Hewlett-Packard Co.	18,240	798
Sun Microsystems, Inc.*	63,790	1,116
Total		1,914

Copper 1.01%
Freeport-McMoRan Copper & Gold Inc.	6,140	547

Diversified Financial Services 8.43%
Bank of New York Mellon Corp.	50,434	2,351
Citigroup, Inc.	26,569	750
Merrill Lynch & Co., Inc.	21,840	1,232
Morgan Stanley	4,330	214
Total		4,547

Drug & Grocery Store Chains 1.81%
Kroger Co. (The)	16,545	421
SUPERVALU INC.	18,480	556
Total		977

Drugs & Pharmaceuticals 7.86%
Abbott Laboratories	25,800	1,453
Bristol-Myers Squibb Co.	19,750	458
Eli Lilly & Co.	9,560	492
Mylan Inc.	19,710	294
Pfizer Inc.	4,880	114
Teva Pharmaceutical Industries Ltd. ADR	20,170	929
Wyeth	12,575	500
Total		4,240

Electrical Equipment & Components 1.85%
Emerson Electric Co.	19,632	998

Electronics: Semi-Conductors/Components 0.56%
Intel Corp.	14,200	301

Financial Data Processing Services & Systems 0.40%
Western Union Co.	9,730	218

Financial: Miscellaneous 2.30%
Fannie Mae	36,670	1,242

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND January 31, 2008

		Value
Investments	Shares	(000)
Foods 3.19%
General Mills, Inc.	8,730	$477
Kraft Foods, Inc. Class A	42,515	1,244
Total		1,721

Gold 1.91%
Barrick Gold Corp. (Canada)(a)	20,000	1,030

Health & Personal Care 1.73%
CVS Caremark Corp.	13,760	538
WellPoint, Inc.*	5,080	397
Total		935

Insurance: Multi-Line 3.04%
American International Group, Inc.	8,352	460
AON Corp.	21,320	928
Hartford Financial Group, Inc. (The)	3,130	253
Total		1,641

Machinery: Oil Well Equipment & Services 1.57%
Schlumberger Ltd.
(Netherlands Antilles)(a)	6,468	488
Smith International, Inc.	6,650	360
Total		848

Medical & Dental Instruments & Supplies 1.26%
Boston Scientific Corp.*	56,030	680

Milling: Fruit & Grain Processing 1.00%
Archer Daniels Midland Co.	12,300	542

Multi-Sector Companies 5.78%
3M Co.	5,970	475
Eaton Corp.	5,772	478
General Electric Co.	61,130	2,165
Total		3,118

Oil: Crude Producers 1.13%
Devon Energy Corp.	3,620	308
SandRidge Energy, Inc.*	5,160	157
XTO Energy Inc.	2,760	143
Total		608

Oil: Integrated International 5.52%
Chevron Corp.	3,140	265
Exxon Mobil Corp.	29,321	2,534
Marathon Oil Corp.	3,820	179
Total		2,978

Radio & TV Broadcasters 0.46%
News Corp. Class B	12,670	246

Rental & Leasing Services: Consumer 1.41%
Hertz Global Holdings, Inc.*	50,990	761

Retail 2.85%
Gap, Inc. (The)	23,110	442
Wal-Mart Stores, Inc.	21,520	1,095
Total		1,537

Securities Brokerage & Services 1.44%
Charles Schwab Corp. (The)	34,920	779

Services: Commercial 4.40%
IAC/InterActiveCorp.*	81,035	2,102
Waste Management, Inc.	8,410	273
Total		2,375

Soaps & Household Chemicals 1.87%
Procter & Gamble Co. (The)	15,349	1,012

Textiles Apparel Manufacturers 1.20%
J. Crew Group, Inc.*	14,140	646

Transportation: Miscellaneous 1.19%
United Parcel Service, Inc. Class B	8,750	640

Utilities: Electrical 3.23%
Dominion Resources, Inc.	8,070	347
FPL Group, Inc.	3,390	218
PG&E Corp.	16,980	697
PPL Corp.	9,870	483
Total		1,745

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND January 31, 2008

		Value
Investments	Shares	(000)
Utilities: Gas Distributors 0.96%
Spectra Energy Corp.	22,790	$520

Utilities: Telecommunications 2.40%
AT&T Inc.	33,608	1,294

Total Common Stocks (cost $52,583,035)		52,314

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.08%

Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $1,140,000 of Federal Home Loan Mortgage Corp. at 3.90% due 12/30/2008; value: $1,147,752; proceeds: $1,124,884 (cost $1,124,812)	$1,125	1,125

Total Investments in Securities 99.03% (cost $53,707,847)		53,439
Other Assets in Excess of Liabilities 0.97%		521
Net Assets 100.00%		$53,960

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 92.13%

Aerospace 2.37%
Alliant Techsystems Inc.*	65,620	$6,946

Air Transportation 1.00%
Bristow Group, Inc.*	58,460	2,943

Aluminum 0.38%
Kaiser Aluminum Corp.	17,475	1,118

Auto Components 1.48%
Oshkosh Truck Corp.	94,800	4,338

Auto Parts: Original Equipment 0.77%
Autoliv, Inc.	45,000	2,248

Banks 8.10%
Bank of Hawaii Corp.	85,784	4,321
BOK Financial Corp.	59,230	3,227
Commerce Bancshares, Inc.	88,770	3,942
Cullen/Frost Bankers, Inc.	172,676	9,400
First Midwest Bancorp, Inc.	92,200	2,877
Total		23,767

Beverage: Distillers 1.01%
Brown-Forman Corp.	46,858	2,951

Biotechnology Research & Production 3.07%
Charles River Laboratories
International, Inc.*	45,700	2,838
Martek Biosciences Corp.*	151,300	4,312
OSI Pharmaceuticals, Inc.*	46,600	1,858
Total		9,008

Chemicals 6.58%
Albemarle Corp.	99,620	3,612
Cytec Industries Inc.	84,107	4,761
Energizer Holdings, Inc.*	22,304	2,088
Hercules, Inc.	220,800	3,871
Penford Corp.	107,100	2,396
Sigma-Aldrich Corp.	51,937	2,579
Total		19,307

Communications Technology 1.74%
Anaren, Inc.*	125,411	1,713
Anixter International, Inc.*	48,259	3,381
Total		5,094

Computer Services, Software & Systems 2.82%
Macrovision Corp.*	208,477	3,501
Sapient Corp.*	472,627	3,313
SRA International, Inc. Class A*	53,200	1,459
Total		8,273

Computer Technology 1.65%
Intermec, Inc.*	105,900	2,109
Zebra Technologies Corp. Class A*	88,500	2,718
Total		4,827

Consumer Products 0.87%
International Flavors & Fragrances Inc.	59,900	2,552

Containers & Packaging: Metal & Glass 1.57%
Silgan Holdings, Inc.	97,481	4,617

Containers & Packaging: Paper &
Plastic 1.41%
Pactiv Corp.*	144,400	4,131

Diversified Manufacturing 1.68%
Brady Corp.	54,600	1,658
Hexcel Corp.*	115,536	2,522
Olin Corp.	36,800	754
Total		4,934

Drugs & Pharmaceuticals 0.89%
Onyx Pharmaceuticals, Inc.*	30,200	1,436
Watson Pharmaceuticals, Inc.*	45,200	1,180
Total		2,616

Electrical Equipment & Components 0.27%
AMETEK, Inc.	17,825	785

Electronics: Semi-Conductors/Components 1.92%
ANADIGICS, Inc.*	192,475	1,923

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2008

		Value
Investments	Shares	(000)
Electronics: Semi-Conductors/Components (continued)
Microsemi Corp.*	163,500	$3,715
Total		5,638

Electronics: Technology 2.10%
PerkinElmer, Inc.	144,400	3,594
ScanSource, Inc.*	80,545	2,550
Total		6,144

Engineering & Contracting Services 0.70%
URS Corp.*	46,750	2,052

Financial Data Processing Services & Systems 2.89%
Fiserv, Inc.*	85,660	4,400
Global Payments Inc.	108,700	4,066
Total		8,466

Financial: Miscellaneous 1.58%
Financial Federal Corp.	192,615	4,630

Foods 2.77%
Dean Foods Co.	36,000	1,008
Hormel Foods Corp.	92,500	3,584
McCormick & Co., Inc.	104,600	3,527
Total		8,119

Healthcare Facilities 1.99%
DaVita, Inc.*	46,000	2,454
Quest Diagnostics Inc.	68,700	3,388
Total		5,842

Identification Control & Filter Devices 0.35%
IDEX Corp.	33,145	1,035

Insurance: Property-Casualty 2.93%
HCC Insurance Holdings, Inc.	168,200	4,686
W.R. Berkley Corp.	129,200	3,910
Total		8,596

Machinery: Oil Well Equipment & Services 2.85%
BJ Services Co.	100,300	2,182
CARBO Ceramics, Inc.	102,110	3,508
Exterran Holdings, Inc.*	41,039	2,677
Total		8,367

Medical & Dental Instruments & Supplies 0.14%
Invacare Corp.	16,508	402

Metal Fabricating 5.27%
Quanex Corp.	294,826	15,452

Miscellaneous: Materials & Processing 0.90%
Rogers Corp.*	84,371	2,633

Multi-Sector Companies 2.71%
Carlisle Cos., Inc.	194,030	6,461
Teleflex Inc.	25,000	1,478
Total		7,939

Oil: Crude Producers 1.84%
Forest Oil Corp.*	34,100	1,542
Petrohawk Energy Corp.*	91,700	1,444
Range Resources Corp.	46,287	2,417
Total		5,403

Production Technology Equipment 0.79%
ATMI, Inc.*	87,600	2,304

Publishing: Miscellaneous 0.57%
Meredith Corp.	35,600	1,673

Real Estate Investment Trusts 1.40%
Duke Realty Corp.	33,800	799
EastGroup Properties, Inc.	79,900	3,307
Total		4,106

Restaurants 0.72%
CBRL Group, Inc.	67,300	2,105

Retail 0.52%
Sonic Automotive, Inc. Class A	76,320	1,530

Scientific Equipment & Supplies 1.29%
Applera Corp. Tracking Stock	119,900	3,780

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2008

		Value
Investments	Shares	(000)
Services: Commercial 1.30%
CDI Corp.	79,065	$1,538
Tetra Tech, Inc.*	115,800	2,280
Total		3,818

Shipping 0.54%
UTi Worldwide Inc.	84,700	1,584

Shoes 0.27%
K-Swiss Inc.	44,109	801

Steel 2.18%
Carpenter Technology Corp.	35,976	2,218
Harsco Corp.	73,422	4,179
Total		6,397

Telecommunications Equipment 0.63%
Polycom, Inc.*	73,300	1,851

Truckers 0.85%
Heartland Express, Inc.	152,743	2,482

Utilities: Electrical 7.46%
Avista Corp.	72,490	1,461
Black Hills Corp.	121,110	4,692
Cleco Corp.	159,400	4,121
DPL Inc.	99,100	2,751
IDACORP, Inc.	129,900	4,240
Wisconsin Energy Corp.	101,400	4,617
Total		21,882

Utilities: Gas Distributors 5.01%
New Jersey Resources Corp.	46,199	2,166
Nicor Inc.	92,700	3,801
Piedmont Natural Gas Co., Inc.	167,775	4,206
UGI Corp.	169,970	4,525
Total		14,698

Total Common Stocks (cost $280,503,105)		270,184

	Principal
	Amount
	(000)
SHORT-TEAM INVESTMENT 7.21%

Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $19,920,000 of Federal Home Loan Mortgage Corp. at 6.625% due 9/15/2009; value: $21,563,400; proceeds: $21,140,182 (cost $21,138,826)	$21,138	21,138

Total Investments in Securities 99.34% (cost $301,641,931)		291,322
Other Assets in Excess of Liabilities 0.66%		1,942
Net Assets 100.00%		$293,264

Tracking Stock   A security issued by a parent company that tracks the performance of a particular division.

*  Non-income producing security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Fund (“All Value Fund”), Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

All Value Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Large Cap Value Fund’s investment objective is to seek a high level of total return.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Foreign Transactions—The books and records of International Core Equity Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)         Forward Foreign Currency Exchange Contracts—International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.  As of January 31, 2008, there were no open forward foreign currency exchange contracts outstanding.

(e)          Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

3.     FEDERAL TAX INFORMATION

As of January 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,803,505,404	$522,139,824	$1,481,986,502
Gross unrealized gain	358,194,362	18,585,474	83,286,548
Gross unrealized loss	(113,117,413)	(33,331,354)	(100,253,033)
Net unrealized security gain (loss)	$245,076,949	$(14,745,880)	$(16,966,485)

	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Tax cost	$369,541,622	$53,842,701	$301,919,609
Gross unrealized gain	19,648,043	3,515,049	9,967,698
Gross unrealized loss	(49,045,168)	(3,919,157)	(20,564,959)
Net unrealized security loss	$(29,397,125)	$(404,108)	$(10,597,261)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

4.     INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the All Value Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.  International Core Equity Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

International Opportunities Fund is also subject to the risks of investing in foreign securities, in the securities of small-cap companies, and in derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs.  Foreign investments also may be affected by changes in currency rates or currency controls.  Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity. International Opportunities Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Notes to Schedule of Investments (unaudited)(concluded)

Due to their investments in multinational companies, All Value Fund, Large Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett. As of January 31, 2008, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	19.52%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	19.79%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund – Class I	9.74%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund – Class I	10.27%
Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund – Class I	10.38%
Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund – Class I	20.20%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class I	10.10%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2008, for each Underlying Fund are presented below.  Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Illumina, Inc.	2.23%
BioMarin Pharmaceutical Inc.	1.84%
Strayer Education, Inc.	1.83%
FCStone Group, Inc.	1.78%
Immucor, Inc.	1.74%
FTI Consulting, Inc.	1.66%
Cepheid	1.63%
ITC Holdings Corp.	1.50%
Central Euro Distribution Corp.	1.42%
NuVasive, Inc.	1.42%

Holdings by Sector	% of Investments
Auto & Transportation	0.72%
Commercial Services	18.05%
Consumer Discretionary	0.12%
Financial Services	10.50%
Healthcare	28.85%
Materials & Processing	5.34%
Other Energy	7.79%
Producer Durables	3.52%
Technology	18.68%
Utilities	1.50%
Short-Term Investment	4.93%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Prosegur Compania de Seguridad S.A.	2.76%
REXCAPITAL Financial Holdings	2.74%
Enagas, S.A.	2.66%
Hera S.A.	2.62%
Ghabbour Auto	2.49%
Nippon Commercial Investment	2.43%
Fresenius Medical Care AG & Co ADR	2.27%
Intertek Group plc	2.26%
Punch Taverns plc	2.24%
Davide Campari-Milano S.P.A.	2.19%

Holdings by Sector	% of Investments
Basic Materials	9.97%
Consumer Cyclicals	17.81%
Consumer Non-Cyclicals	5.47%
Diversified Financials	3.48%
Energy	9.71%
Healthcare	5.49%
Industrial Goods & Services	17.59%
Non-Property Financials	5.92%
Property & Property Services	4.73%
Technology	7.67%
Telecommunications	2.18%
Transportation	1.51%
Utilities	2.62%
Short-Term Investment	5.85%
Total	100.00%

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Knot, Inc. (The)	2.53%
Eurand N.V.	2.25%
Calgon Carbon Corp.	1.98%
NetLogic Microsystems, Inc.	1.92%
SonoSite, Inc.	1.82%
Daktronics, Inc.	1.81%
Boston Beer Co., Inc. (The) Class A	1.77%
Ariba, Inc.	1.75%
NuVasive, Inc.	1.69%
IRIS International, Inc.	1.61%

Holdings by Sector	% of Investments
Auto & Transportation	0.64%
Consumer Discretionary	12.78%
Consumer Staples	1.77%
Financial Services	5.10%
Healthcare	32.63%
Materials & Processing	4.65%
Other Energy	1.03%
Producer Durables	1.16%
Technology	29.53%
Utilities	0.85%
Short-Term Investment	9.86%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Exponent, Inc.	3.26%
Monro Muffler Brake, Inc.	2.64%
Psychemedics Corp.	2.25%
Waste Industries USA, Inc.	2.04%
Marten Transport, Ltd.	2.03%
SI International, Inc.	1.94%
NuCo2, Inc.	1.91%
Medical Action Industries, Inc.	1.88%
Supertel Hospitality, Inc.	1.88%
Donegal Group Inc.	1.77%

Holdings by Sector	% of Investments
Auto & Transportation	8.12%
Consumer Discretionary	18.66%
Consumer Staples	4.18%
Financial Services	14.18%
Healthcare	13.05%
Materials & Processing	12.23%
Other Energy	1.26%
Producer Durables	8.00%
Technology	13.90%
Utilities	1.67%
Short-Term Investment	4.75%
Total	100.00%

Lord Abbett Blend Trust – Small Cap Blend Fund

Ten Largest Holdings	% of Investments
CLARCOR, Inc.	2.16%
ScanSource, Inc.	2.16%
PerkinElmer, Inc.	2.12%
Watsco, Inc.	2.11%
Hilb, Rogal & Hobbs Co.	2.05%
EXCO Resources, Inc.	2.00%
HCC Insurance Holdings, Inc.	1.98%
Global Payments Inc.	1.92%
PrivateBancorp, Inc.	1.90%
Psychiatric Solutions, Inc.	1.88%

Holdings by Sector	% of Investments
Auto & Transportation	2.90%
Consumer Discretionary	11.78%
Consumer Staples	1.33%
Financial Services	13.98%
Healthcare	18.14%
Materials & Processing	12.77%
Other	0.98%
Other Energy	6.31%
Producer Durables	12.29%
Technology	15.42%
Short-Term Investment	4.10%
Total	100.00%

Notes to Schedule of Investments (unaudited)(concluded)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Quanex Corp.	4.87%
Anixter International Inc.	3.65%
Curtiss-Wright Corp.	2.60%
Black Hills Corp.	2.46%
Olin Corp.	2.35%
Hexcel Corp.	2.08%
Carlisle Companies, Inc.	2.01%
Piedmont Natural Gas Co., Inc.	1.76%
IDACORP, Inc.	1.74%
Financial Federal Corp.	1.71%

Holdings by Sector	% of Investments
Auto & Transportation	6.35%
Consumer Discretionary	4.63%
Consumer Staples	0.96%
Financial Services	8.61%
Healthcare	7.07%
Materials & Processing	21.38%
Other	2.70%
Other Energy	4.71%
Producer Durables	9.90%
Technology	13.37%
Utilities	15.21%
Short-Term Investment	5.11%
Total	100.00%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Quanex Corp.	5.30%
Cullen/Frost Bankers, Inc.	3.23%
Alliant Techsystems Inc.	2.38%
Carlisle Cos., Inc.	2.22%
Cytec Industries Inc.	1.63%
Black Hills Corp.	1.61%
HCC Insurance Holdings, Inc.	1.61%
Financial Federal Corp.	1.59%
Silgan Holdings, Inc.	1.59%
Wisconsin Energy Corp.	1.59%

Holdings by Sector	% of Investments
Auto & Transportation	4.67%
Consumer Discretionary	4.28%
Consumer Staples	3.80%
Financial Services	17.01%
Healthcare	6.13%
Materials & Processing	20.81%
Other	2.72%
Other Energy	4.73%
Producer Durables	4.44%
Technology	11.59%
Utilities	12.56%
Short-Term Investment	7.26%
Total	100.00%

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND January 31, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 93.84%

Advertising Agency 1.20%
DG Fastchannel, Inc.*	34,200	$724

Air Transportation 0.67%
Allegiant Travel Co.*	12,900	404

Beverage: Brewers 1.84%
Boston Beer Co., Inc. (The) Class A*	31,200	1,109

Biotechnology Research & Production 5.88%
Array BioPharma Inc.*	86,100	561
Helicos Biosciences Corp.*	66,100	826
Omrix Biopharmaceuticals, Inc.*	28,600	665
Sequenom, Inc.*	72,400	600
Vnus Medical Technologies, Inc.*	66,800	885
Total		3,537

Chemicals 2.62%
Calgon Carbon Corp.*	80,700	1,241
LSB Industries, Inc.*	12,200	337
Total		1,578

Commercial Information Services 1.11%
LoopNet, Inc.*	47,200	666

Communications Technology 3.70%
Alvarion Ltd.*	82,700	739
ShoreTel Inc.*	77,300	394
Switch and Data Facilities Co., Inc.*	57,000	627
UCN, Inc.*	121,805	469
Total		2,229

Computer Services, Software & Systems 14.68%
Ariba, Inc.*	109,800	1,095
Art Technology Group, Inc.*	170,800	685
comScore, Inc.*	30,361	813
Constant Contact, Inc.*	20,600	439
Double-Take Software, Inc.*	40,500	628
Interactive Intelligence Inc.*	49,700	814
Limelight Network, Inc.*	97,600	684
PROS Holdings Inc.*	50,300	772
Sapient Corp.*	114,400	802
SuccessFactors Inc.*	14,000	126
Synchronoss Technologies, Inc.*	37,100	790
Taleo Corp. Class A*	38,100	805
Website Pros, Inc.*	39,619	385
Total		8,838

Computer Technology 1.23%
Synaptics Inc.*	28,000	742

Consumer Electronics 1.29%
Perfect World Co., Ltd. ADR*	34,700	776

Diversified Financial Services 1.56%
FCStone Group, Inc.*	21,150	938

Drugs & Pharmaceuticals 2.35%
Eurand N.V. (Netherlands)*(a)	99,600	1,412

Education Services 0.13%
K12 Inc.*	3,300	76

Electronics 2.91%
Daktronics, Inc.	55,300	1,133
MEMSIC, Inc.*	89,400	617
Total		1,750

Electronics: Medical Systems 2.83%
eResearchTechnology, Inc.*	89,400	869
NxStage Medical, Inc.*	68,500	832
Total		1,701

Electronics: Semi-Conductors/Components 6.46%
AuthenTec, Inc.*	34,900	435
Cavium Networks, Inc.*	28,100	537
Entropic Communications, Inc.*	127,400	764
Mellanox Technologies, Ltd. (Israel)*(a)	60,200	953
NetLogic Microsystems, Inc.*	46,200	1,201
Total		3,890

Energy: Miscellaneous 1.07%
EnerNoc, Inc.*	18,300	645

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND January 31, 2008

		Value
Investments	Shares	(000)
Financial Data Processing Services & Systems 1.16%
Exlservice Holdings, Inc.*	36,600	$695

Financial Information Services 1.29%
Bankrate, Inc.*	14,300	775

Health & Personal Care 1.50%
Bio-Reference Laboratories, Inc.*	33,000	904

Healthcare Facilities 2.98%
IPC The Hospitalist Co.*	37,500	788
Skilled Healthcare Group, Inc. Class A*	72,500	1,008
Total		1,796

Healthcare Management Services 4.48%
HMS Holdings Corp.*	29,500	932
Omnicell, Inc.*	34,900	875
Phase Foward, Inc.*	51,500	888
Total		2,695

Insurance: Multi-Line 1.31%
eHealth, Inc.*	30,100	788

Machinery: Agricultural 1.21%
Lindsay Corp.	11,900	726

Medical & Dental Instruments & Supplies 11.36%
Abaxis, Inc.*	18,300	596
ABIOMED, Inc.*	32,800	495
Hansen Medical, Inc.*	30,100	538
Insulet Corp.*	29,100	576
IRIS International, Inc.*	56,400	1,012
Meridian Bioscience, Inc.	26,900	845
NuVasive, Inc.*	26,900	1,060
SonoSite, Inc.*	32,800	1,142
Spectranetics Corp. (The)*	46,000	574
Total		6,838

Medical Services 2.59%
Air Methods Corp.*	19,800	909
Genoptix Inc.*	17,500	651
Total		1,560

Metal Fabricating 2.22%
Dynamic Materials Corp.	17,200	922
RBC Bearings Inc.*	13,900	416
Total		1,338

Miscellaneous: Technology 1.75%
China Security & Surveillance Technology, Inc. (Hong Kong)*(a)	48,800	772
Vocus, Inc.*	9,500	280
Total		1,052

Restaurants 1.97%
Buffalo Wild Wings, Inc.*	35,700	898
McCormick & Schmick’s Seafood Restaurants, Inc.*	22,000	289
Total		1,187

Retail 3.45%
Hibbett Sports, Inc.*	23,400	435
PriceSmart, Inc.	29,600	842
Zumiez Inc.*	41,500	798
Total		2,075

Services: Commercial 3.16%
51job, Inc. ADR*	17,800	317
Knot, Inc. (The)*	108,360	1,586
Total		1,903

Textiles Apparel Manufacturers 1.00%
True Religion Apparel, Inc.*	32,300	602

Utilities: Telecommunications 0.88%
Neutral Tandem, Inc.*	26,471	529

Total Common Stocks (cost $58,386,038)		56,478

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND January 31, 2008

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 10.26%

Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $ 5,845,000 of Federal National Mortgage Assoc. at 5.60% due 2/1/2017; value: $6,305,294; proceeds: $6,177,025 (cost $6,176,628)	$6,177	$6,177

Total Investments in Securities 104.10% (cost $64,562,666)		62,655
Liabilities in Excess of Cash and Other Assets (4.10%)		(2,469)
Net Assets 100.00%		$60,186

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND January 31, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 95.72%

Aerospace 1.70%
Ladish Co., Inc.*	19,995	$710
LMI Aerospace, Inc.*	33,000	666
Total		1,376

Air Transportation 0.58%
Frontier Airlines Holdings, Inc.*	156,300	469

Auto Parts: After Market 1.24%
Commercial Vehicle Group, Inc.*	100,200	1,002

Auto Parts: Original Equipment 1.14%
Amerigon Inc.*	9,200	157
Strattec Security Corp.	20,404	767
Total		924

Banks 5.84%
Bryn Mawr Bank Corp.	40,682	800
CoBiz Financial Inc.	79,950	1,143
Columbia Bancorp	44,359	675
Pennsylvania Commerce Bancorp, Inc.*	45,777	1,187
Southwest Bancorp, Inc.	52,200	918
Total		4,723

Beverage: Brewers 1.51%
Boston Beer Co., Inc. (The) Class A*	34,400	1,223

Biotechnology Research & Production 1.22%
Kensey Nash Corp.*	36,400	988

Building: Cement 1.14%
U.S. Concrete, Inc.*	245,600	919

Chemicals 7.80%
Balchem Corp.	57,800	1,189
Landec Corp.*	52,687	491
NuCo2, Inc.*	55,000	1,552
Penford Corp.	60,270	1,348
Quaker Chemical Corp.	61,100	1,222
Ultralife Batteries, Inc.*	29,100	501
Total		6,303

Communications Technology 1.39%
Anaren, Inc.*	48,100	657
Radyne Corp.*	53,599	464
Total		1,121

Computer Services, Software & Systems 5.80%
COMSYS IT Partners Inc.*	66,400	714
Mercury Computer Systems, Inc.*	80,462	668
Moldflow Corp.*	43,200	564
SI International, Inc.*	57,600	1,574
TechTeam Global, Inc.*	126,959	1,168
Total		4,688

Computer Technology 2.74%
Radiant Systems, Inc.*	77,800	946
Rimage Corp.*	54,300	1,267
Total		2,213

Construction 1.22%
Meadow Valley Corp.*	88,900	986

Consumer Electronics 0.99%
LoJack Corp.*	65,100	803

Drug & Grocery Store Chains 1.39%
Susser Holdings Corp.*	47,500	1,121

Electrical & Electronics 1.59%
LeCroy Corp.*	141,100	1,283

Electrical Equipment & Components 0.33%
Powell Industries, Inc.*	6,800	270

Electronics: Instruments, Gauges & Meters 1.53%
Keithley Instruments, Inc.	118,100	1,234

Electronics: Semi-Conductors/Components 0.98%
Ikanos Communications, Inc.*	150,788	789

Electronics: Technology 1.48%
Gerber Scientific, Inc.*	135,300	1,193

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND January 31, 2008

		Value
Investments	Shares	(000)
Financial: Miscellaneous 1.66%
Federal Agricultural Mortgage Corp. Class C	48,790	$1,343

Foods 1.30%
Overhill Farms, Inc.*	404,135	1,055

Funeral Parlors & Cemetery 1.34%
Carriage Services, Inc.*	73,700	596
Rock of Ages Corp.*	93,437	484
Total		1,080

Health & Personal Care 2.26%
Psychemedics Corp.	107,500	1,828

Healthcare Facilities 1.56%
Capital Senior Living Corp.*	121,092	929
IPC The Hospitalist Co.*	15,700	330
Total		1,259

Healthcare Management Services 0.94%
American Dental Partners, Inc.*	35,000	309
National Medical Health Card Systems, Inc.*	47,600	447
Total		756

Household Furnishings 0.19%
Stanley Furniture Co., Inc.	11,600	156

Identification Control & Filter Devices 1.59%
Flanders Corp.*	233,200	1,285

Insurance: Property-Casualty 1.78%
Donegal Group Inc.	83,133	1,437

Machinery: Industrial/Specialty 0.47%
Hardinge, Inc.	14,200	242
Twin Disc, Inc.	9,000	136
Total		378

Manufacturing 1.56%
Standex International Corp.	69,200	1,259

Medical & Dental Instruments & Supplies 7.14%
Abaxis, Inc.*	25,200	820
Cardiac Science Corp.*	118,100	979
Cutera, Inc.*	84,600	1,057
Medical Action Industries, Inc.*	91,091	1,523
Merit Medical Systems, Inc.*	49,009	788
Orthovita, Inc.*	203,400	604
Total		5,771

Metal Fabricating 1.10%
NN, Inc.	105,200	890

Metals & Minerals Miscellaneous 1.03%
A.M. Castle & Co.	39,400	834

Oil: Crude Producers 1.27%
Bronco Drilling Co., Inc.*	65,300	1,023

Pollution Control & Environmental Services 0.86%
Team, Inc.*	23,100	694

Railroad Equipment 1.70%
Portec Rail Products, Inc.	142,500	1,374

Real Estate Investment Trusts 1.89%
Supertel Hospitality, Inc.	234,200	1,529

Rental & Leasing Services: Commercial 3.07%
Marlin Business Services Corp.*	108,500	1,160
McGrath RentCorp	56,900	1,325
Total		2,485

Restaurants 1.35%
Benihana Inc. Class A*	100,200	1,089

Retail 0.78%
Rush Enterprises, Inc. Class B*	40,250	632

Services: Commercial 12.56%
Ambassadors International, Inc.	55,500	1,026
Barrett Business Services, Inc.	61,300	1,098

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND January 31, 2008

		Value
Investments	Shares	(000)
Services: Commercial (continued)
Collectors Universe, Inc.	62,900	$750
Exponent, Inc.*	85,900	2,646
Monro Muffler Brake, Inc.	115,950	2,145
SM&A*	132,899	824
Waste Industries USA, Inc.	45,900	1,660
Total		10,149

Textiles Apparel Manufacturers 1.55%
Hartmarx Corp.*	397,800	1,074
Lakeland Industries, Inc.*	17,719	175
Total		1,249

Transportation: Miscellaneous 1.45%
Quixote Corp.	69,200	1,171

Truckers 2.04%
Marten Transport, Ltd.*	97,128	1,652

Utilities: Gas Distributors 1.67%
Chesapeake Utilities Corp.	44,900	1,352

Total Common Stocks (cost $87,103,528)		77,358

	Principal Amount
	(000)
SHORT-TERM INVESTMENT 4.77%

Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $3,900,000 of Federal National Mortgage Assoc. at 3.625% due 2/1/2013; value: $3,939,000; proceeds: $3,858,813 (cost $3,858,566)	$3,859	3,859

Total Investments in Securities 100.49% (cost $90,962,094)		81,217
Liabilities in Excess of Other Assets (0.49%)		(400)
Net Assets 100.00%		$80,817

* Non-income producing security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro - Cap Growth Fund”) and Lord Abbett Micro-Cap Value Fund (“Micro - Cap Value Fund”).

The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of January 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro Cap Growth	Micro Cap Value
Tax cost	$64,691,498	$90,956,127
Gross unrealized gain	3,264,072	3,773,762
Gross unrealized loss	(5,300,788)	(13,512,746)
Net unrealized security loss	$(2,036,716)	$(9,738,984)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4.   INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro - Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro - Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

1

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008